RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

Current Related Parties

The following entities were related parties of the Group as of December 31, 2015.

Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Largest shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shanda Network Development Co., Ltd. (“Shanda Network”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Ltd. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co., Ltd. (“Shengle”)	Wholly owned affiliate of Shanda
Shanghai Shengjin Software Development Co., Ltd. (“Shengjin”)	Wholly owned affiliate of Shanda
Shanghai Sheng Payment Services Co., Ltd. (“Sheng Payment”)	Wholly owned affiliate of Shanda
Beijing Modo Media Co., Ltd. (“Beijing Modo”)	Equity investee (30% interest)
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	Equity investee (20% interest)

Former Related Parties

Due to the Share Re-Acquisition Transaction conducted by Shanda Media and Mr. Xu in May 2015, and certain sale transactions conducted by Shanda in 2014 resulting in Shanda’s disposal of certain of its affiliates to third parties, the following entities were in the past but are no longer related parties of the Group.

Entity	Relationship to Ku6 Media Co., Ltd.
Xu Xudong (“Mr. Xu”)	Former significant shareholder until May 2015 and former CEO
Shanghai Qinhe Internet Technology Software Development Co., Ltd. (“Qinhe”)	Wholly owned affiliate of Mr. Xu
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda until April 2014 sale to a third party
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited (no longer owned by Shanda Interactive)
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda until May 2014
Shanda Games Limited (“Shanda Games”)	Majority owned affiliate of Shanda Interactive until September 2014

Annual Related Party Activities

During the years ended December 31, 2013, 2014 and 2015 significant related party and former related party transactions were as follows.

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Online advertising revenue from Shengyue (Note A)	12,404,031	2,703,492	—
Promotional marketing revenue from Qinhe (Note A)	—	1,613,606	—
Promotional marketing revenue from Beijing Modo (Note A)	—	—	115,715
Sub-lease income from Sheng Payment	—	—	5,231
Technical service fees in cost of revenues paid to Shanda Network (Note B)	335,504	673,899	510,854
Technical service fees in cost of revenues payable but forgiven by Shanda Network (Notes B, C)	—	235,876	—
Rental fee payable but forgiven by Shanda Network (Note C)	—	170,086	—
Rental fee payable but forgiven by Shengjin (Note C)	—	23,926	—
Interest expense payable but forgiven by Shanda Media Group Ltd. (Note C)	—	375,000	—
Receivables due from Hurray! Media Co., Ltd. but forgiven as to repayment (Note C)	—	1,246,641	—
Purchase of equipment from companies under control of Shanda	188,334	—	—
Purchase of fixed assets from Shanda Network (Note B)	—	—	763,038
Equity contribution from Shanda (Note C)	—	5,847,070	—
Loan borrowing from Mr. Xu (Note E)	—	—	4,631,190
Loan repayment from Shanda Capital Limited (Note D)	—	470,000	—
Loan repayment from Shanda Games Limited	3,300,000	—	—
Loan repayment to Shanghai Shulong Computer	3,303,760	—	—
Loan to Shanda Capital Limited	13,865	—	—
Interest income from Shanda Games Limited	14,236	—	—
Interest income from Shanda Capital Limited (Note D)	14,620	3,388	—
Interest expense for loan from Mr. Xu subsequently refinanced by Shanda Computer (Note E)	—	—	260,830
Interest expense for loans from Shanghai Shulong Computer and Shanghai Shulong	16,365	—	—
Assumption of liability for service obligation to Beijing Modo (Note 6)	—	—	185,248

Note A.  The Group entered into an original advertising agency agreement with Shengyue in 2011, when Shengyue was controlled by Shanda. Under this agreement, Shengyue was appointed as the Group’s primary agency to secure advertisements from various end advertisers. The Group provided advertising capacity/spots to Shengyue on its online video portal. The original agreement covered a period of 1 year and 9 months commencing April 1, 2011 and was extended thereafter through early 2014.  In early 2014, following the disposition of Shengyue by Shanda to an independent third party, a new agreement was reached (Note 1). Amounts depicted in the foregoing table only relate to the period of time when Shengyue was a related party (under Shanda’s ownership).

During 2014, the Company entered into two agreements and a supplemental agreement with Qinhe, a company controlled by Mr. Xu, stipulating the provision of promotional marketing services (Notes 1 and 2(16)). In early 2015, following the Share Re-Acquisition Transaction conducted by Shanda Media and Mr. Xu, the agreements with Qinhe were terminated.

In August 2015, the Group, along with co-investors, set up a new media company, Beijing Modo, in which the Group holds a 30% equity interest (Note 6). The Group is obligated to provide future technology services to Beijing Modo.  Additionally, the Group entered into an agreement with Modo under which the Group shares a portion of Beijing Modo’s revenue related to referrals of video viewers from the Group’s website who spend monies with Beijing Modo.

Note B.  In April 2013, the Group entered into a technical services agreement with Shanda Network, which continued in 2014. Pursuant to this agreement, Shanda Network provided technical support services including computer cabinet management, server maintainance, and other items. The service fees are settled on a monthly basis.

In November 2015, the technical services agreement was modified, pursuant to which Shanda Network will continue to providing technical support services to the Group until June 2016.  In addition, in late 2015, the Group agreed to purchase computer server equipment from Shanda Network; this payable was settled subsequent to December 31, 2015.

Note C.  During April and May 2014, Shanda provided loans totaling $5.8 million (RMB 36.1 million) to the Group. The loan were interest-free and were immediately unconditionally forgiven as to repayment. Related thereto, certain existing related party payables, amounting to $0.8 million, and receivables, amounting to $1.2 million, involving certain companies controlled by Shanda were forgiven as to repayment. The net effect of the foregoing was a $5.4 million equity contribution reflected as an increase in the Group’s additional paid-in capital (Note 1).

Note D. In 2014, the Group’s remaining loan receivable from Shanda Capital Limited was repaid in full.

Note E. On February 2, 2015, the Company entered into a loan agreement with Mr. Xu, pursuant to which Mr. Xu agreed to provide a loan of RMB30.0 million (US$4.84 million) to the Company. The term of the loan was one year, and the loan bore interest at a rate of 6.5% per annum. The Company received RMB30.0 million from Mr. Xu on March 4, 2015. After the Share Re-Acquisition Transaction (Note 1), Mr. Xu transferred all of the rights and obligations relating to the shareholder’s loan to Shanda Computer on May 12, 2015 in exchange for a payment of RMB 30.3 million, representing loan principal and accrued unpaid interest, making Shanda Computer the counterparty to the related party loan. The terms of and rate associated with the loan were not changed.  Subsequent to December 31, 2015, the loan’s maturity date was extended (Note 20).

Year-End Related Party Balances

At December 31, 2014 and December 31, 2015, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section. Accounts receivable balances due from related parties are as follows.

	December 31, 2014	December 31, 2015

Accounts receivable due from related parties
Beijing Modo	—	11,186
Sheng Payment	972	931

	972	12,117

	December 31, 2014	December 31, 2015

Other receivables due from related parties
Shanda Computer	2,924	—

	2,924	—

Accounts payable balances due to related parties are as follows.

	December 31, 2014	December 31, 2015

Accounts payable due to related parties
Shanda Network	709,911	912,534

	709,911	912,534

Payables to Shanda Network as of December 31, 2015 related to technical service fees and payables related to purchase of computer servers, as described under Note B above.  Payables to Shanda Network for technical service fees in 2014 were partially forgiven by Shanda Network as to repayment, as described under Note C above.

The balances for a loan due to a related party are as follows.

	December 31, 2014	December 31, 2015

Related party loan
Shanda Computer	—	4,631,190

	—	4,631,190

	December 31, 2014	December 31, 2015

Accrued expenses due to related parties
Shanda Computer	—	253,365

	—	253,365

On February 2, 2015, the Group entered into a related party loan agreement with Mr. Xu, pursuant to which Mr. Xu agreed to provide a loan of RMB30.0 million ($4.8 million) to the Group. The term of the loan was one year, with a maturity date of February 2, 2016, with principal and accrued interest repayable at maturity.  The loan bore interest at a rate of 6.5% per annum. The Group received the loan principal from Mr. Xu on March 4, 2015. Due to the the Share Re-Acquisition Transaction conducted by Shanda Media and Mr. Xu in May 2015, Mr. Xu transferred all of the rights and obligations relating to the shareholder’s loan to Shanda Computer on May 12, 2015 in exchange for a payment of RMB 30.3 million, representing principal and accrued unpaid interest, making Shanda Computer the counterparty to the related party loan. The terms of and the rate associated with the loan were not changed. Subsequent to December 31, 2015, the loan’s maturity was extended (Note 20).

Interest payable to Shanda Computer amounting to $253,365 was all related to the related party loan and was reflected within accrued expenses as of December 31, 2015.